Transactions with non-controlling interests	12 Months Ended
Dec. 31, 2024
Transactions with non-controlling interests
Transactions with non-controlling interests

29Transactions with non-controlling interests

During the year ended 31 December 2022, 2023 and 2024, the Group completed the following transactions with non-controlling interests and the impact is as below:

		Debit to	Total net
	(Debit)/credit	non-controlling	(debit)/credit to
	to other reserve	interests	Equity
	RMB’000	RMB’000	RMB’000
For the year ended 31 December 2022
Acquisition of additional interests in a subsidiary:
- Shenzhen Pengai Xiuqi (Note a)	(224)	(526)	(750)
- Guangzhou Pengai (Note b)	2,054	(4,814)	(2,760)
- Guangzhou Pengai Xiuqi (Note c)	86	(86)	—
- Yantai Pengai (Note d)	288	(588)	(300)
	2,204	(6,014)	(3,810)

(a)	Acquisition of interest in Shenzhen Pengai Xiuqi

2022
RMB’000
Carrying amount of non-controlling interests acquired	224
Consideration paid to non-controlling interests	(750)
Excess of consideration paid to non-controlling interest recognised within equity	(526)

On 30 May 2022, the Group purchased an additional 5% equity interest of Shenzhen Pengai Xiuqi at consideration of RMB750,000, which resulted in an increase in the Group’s equity interest in Shenzhen Pengai Xiuqi of 5%.

(b)	Acquisition of interest in Guangzhou Pengai

2022
RMB’000
Carrying amount of non-controlling interests acquired	(2,054)
Consideration paid to non-controlling interests	(2,760)
Excess of consideration paid to non-controlling interest recognised within equity	(4,814)

On 15 June 2022, the Group purchased an additional 20% equity interest of Guangzhou Pengai at consideration of RMB2,760,000, which resulted in an increase in the Group’s equity interest in Guangzhou Pengai of 20%.

(c)	Acquisition of interest in Guangzhou Pengai Xiuqi

2022
RMB’000
Carrying amount of non-controlling interests acquired	(86)
Consideration paid to non-controlling interests	—
Excess of consideration paid to non-controlling interest recognised within equity	(86)

On 20 June 2022, the Group’s a equity interest in Guangzhou Peng Ai Xiuqi changed from 55% to 70%, because of the increase in the Group’s equity interest in Guangzhou Pengai of 20%.

29Transactions with non-controlling interests (Continued)

(d)	Acquisition of interest in Yantai Pengai

2022
RMB’000

Carrying amount of non-controlling interests acquired	(288)
Consideration paid to non-controlling interests	(300)
Excess of consideration paid to non-controlling interest recognised within equity	(588)

On 12 July 2022, the Group purchased an additional 1% equity interest of Yantai Pengai at consideration of RMB2,760,000, which resulted in an increase in the Group’s equity interest in Yantai Pengai of 1%.